Income Taxes - Earnings and income taxes by jurisdiction (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	$ 39,929	$ (207,237)
Current income taxes	20,785	19,906
Deferred income taxes (recovery)	(147,091)	(22,425)
Income tax recovery	(126,306)	(2,519)
Canada [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(257,291)	(53,521)
Current income taxes	5,913	5,221
Deferred income taxes (recovery)	(149,284)	(18,272)
Foreign [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	297,220	(153,716)
Current income taxes	14,872	14,685
Deferred income taxes (recovery)	$ 2,193	$ (4,153)